Restructuring and Asset Impairment Charges, Net (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Reserves
Balance at the end of the period	$ 130	$ 102
2013 actions
Restructuring Reserves
Balance at the beginning of the period	0
Charges	102
Reversals	(4)
Utilization	(29)
Transfer	(1)
Balance at the end of the period	68
2012 actions
Restructuring Reserves
Balance at the beginning of the period	38
Charges	5
Reversals	(5)
Utilization	(22)
Currency translation	(1)
Balance at the end of the period	15
2011 and prior actions
Restructuring Reserves
Balance at the beginning of the period	64
Charges	12	10	78
Utilization	(30)	(64)	(89)
Balance at the end of the period	$ 47	$ 64